Basis of Presentation	12 Months Ended
Mar. 31, 2026
Basis of Presentation [Abstract]
Basis of presentation

2. Basis of presentation

Statement of compliance

The Consolidated Financial Statements, including comparatives, have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standard Board (“IFRS”) on a going concern basis.

The Consolidated Financial Statements were authorized for issue on June 22, 2026 by the directors of the Company.

The Consolidated Financial Statements up until January 25, 2024 were presented on a carve out basis (“Carve-out Financial Statements”).

The Consolidated Financial Statements have been prepared on a carve-out basis from the PGI consolidated financial statements for the purpose of presenting the historical financial performance and cash flows of the Company on a stand-alone basis. The accounting policies applied in the Carve-out Financial Statements are, to the extent applicable, consistent with accounting policies applied in the PGI consolidated financial statements, and as a result, reflect the carrying amounts that are included in PGI’s consolidated financial statements.

In determining the perimeter of the Carve-out Financial Statements, the activities related to the Company’s clinical trials were considered to include the operations of Psyence Biomed Corp. and Psyence Australia (Pty) Ltd carried out through PGI directly as well as through legal entities of PGI as detailed above.

In the Carve-out Financial Statements, all intercompany balances and transactions have been eliminated. The transactions and balances with the remaining PGI operations that are not part of these Carve-out Financial Statements have not been eliminated.

The Carve-out Financial Statements present the expenses and cash flows attributable to the clinical trial activities from April 1, 2023 to the Closing Date, and include allocations of certain transactions and balances.

The Company believes the allocation assumptions applied in the Carve-out Financial Statements to be a reasonable reflection of the utilization of services provided by PGI. However, different allocation assumptions could have resulted in different outcomes. The allocations are therefore not necessarily representative of the financial performance or cash flows that would have been reported if the Company operated on its own or as an entity independent from PGI during the periods presented.

The Company believes the basis of preparation described above results in the Carve-out Financial Statements reflects costs associated with the functions that would be necessary to operate independently.

Basis of consolidation

These Consolidated Financial Statements incorporate the accounts of the Company and its subsidiaries performing Clinical Trials. A subsidiary is an entity controlled by PBM and its results are consolidated into the financial results of the Company from the effective date of control up to the effective date of loss of control.

Control exists when an investor is exposed, or has the rights, to variable returns from the involvement with the investee and has liability to affect those returns through its power over the investee.

The subsidiaries of the Company have been consolidated commencing the Closing Date and on March 31, 2026 for the purpose of these Consolidated Financial Statements are as follows:

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated
Pysence Biomed II Corp.	Canada	100%	Consolidated
Newcourt Acquisition Corp.	Cayman Islands	100%	Consolidated

Inter-company balances and transactions are eliminated upon consolidation.

The financial results of subsidiaries up to January 25, 2024 were presented on a carve out basis.

Basis of measurement

These Consolidated Financial Statements have been prepared on a historical cost basis, except for certain financial instruments, which are classified as fair value through profit or loss (“FVTPL”).

Functional and presentation currency

These Consolidated Financial Statements are presented in United States Dollars (“USD $”), which is also the Company’s functional currency. The Company’s functional currency before the Closing Date was Canadian Dollars.

This changed upon consummation of the BCA at which time the USD $ represents the currency of the Company’s funding and is the currency of the primary economic environment in which the Company operates in, except for the Company’s Australian subsidiary which has an Australian Dollar functional currency. The functional currency of Psyence Biomed II and NCAC is USD $.

See change in accounting policy in note 3 for further details on the change in the Company’s presentation currency.